Share-based compensation - Summary of fair value of the subscription rights (Detail) - Incentive Subscription Rights [Member]	12 Months Ended
	Dec. 31, 2020 NOK (kr) yr kr / shares	Dec. 31, 2019 NOK (kr) yr kr / shares	Dec. 31, 2018 NOK (kr) yr kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average per share	kr 1.62	kr 1.38	kr 4.55
Weighted average actual share price at date of grant (per share)	kr 1.42	kr 1.49	kr 4.55
Expected duration up to (years) | yr	4.77	4.93	4.93
Weighted average (years)	2 years 11 months 15 days	3 years 2 months 15 days	3 years 3 months 25 days
Weighted average risk-free interest rate	0.354%	1.16%	1.16%
Expected dividend payment | kr	kr 0	kr 0	kr 0
Actual population of subscription rights holders	No attrition	No attrition	No attrition
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1.10	kr 0.15	kr 4.28
Volatility of share price based on share price history (percent)	78.00%	63.00%	48.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1.80	kr 3.88	kr 5.12
Volatility of share price based on share price history (percent)	113.00%	80.00%	66.00%